Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net loss	$ (74,266)	$ (65,095)	$ (28,875)
Adjustments to Reconcile Net Loss to Net Cash Provided by Operating Activities
Depreciation	37,981	42,805	44,859
Vessel impairment (note 4)	87,624	92,422	44,700
Gain on sale of vessels (note 4)			(93)
Gain on repurchase of secured notes (note 7)		(2,865)
Amortization of deferred financing costs (note 7)	7,772	3,622	3,374
Amortization of intangible liability	(1,807)	(2,104)	(2,119)
Share based compensation (note 12)	272	283	75
(Increase) decrease in accounts receivable and other assets	(441)	219	334
(Increase) decrease in inventory	(188)	57	(160)
(Decrease) increase in accounts payable and other liabilities	(3,030)	(1,751)	794
Increase (decrease) in related party balances	1,138	738	(2,050)
Increase in unearned revenue	238	1,144	334
Unrealized foreign exchange loss (gain)	2	26	(14)
Net Cash Provided by Operating Activities	57,818	71,152	62,337
Cash Flows from Investing Activities
Cash paid for vessels (note 4)			(108,187)
Net proceeds from sale of vessels (note 4)		(254)	9,513
Cash paid for vessel improvements	(255)
Cash paid for other assets	(8)	(6)	(3)
Cash paid for drydockings	(4,632)	(6,681)	(2,548)
Net Cash Used in Investing Activities	(4,895)	(6,941)	(101,225)
Cash Flows from Financing Activities
Proceeds from drawdown of credit facilities (note 7)	54,800		75,000
Repayment of credit facilities (note 7)	(63,575)	(9,500)	(1,925)
Deferred financing costs incurred (note 7)	(12,675)		(971)
Net Cash (Used in) Provided by Financing Activities	(33,900)	(63,559)	59,184
Net Increase in Cash and Cash Equivalents	19,023	652	20,296
Cash and Cash Equivalents at Start of Year	54,243	53,591	33,295
Cash and Cash Equivalents at End of Year	73,266	54,243	53,591
Supplemental Information
Total interest paid	43,152	43,134	43,103
Total income tax paid	46	50	69
10.0 % First Priority Secured Notes Due 2019 and 9.875 % First Priority Secured Notes Due 2022 [Member]
Adjustments to Reconcile Net Loss to Net Cash Provided by Operating Activities
Amortization of original issue discount (note 7)	2,523	1,651	1,178
9.875 % First Priority Secured Notes Due 2022 [Member]
Cash Flows from Financing Activities
Proceeds from issuance of secured notes (note 7)	356,400
10.0 % First Priority Secured Notes Due 2019 [Member]
Cash Flows from Financing Activities
Repurchase of secured notes (note 7)	(365,788)	(50,997)	(350)
Series B Preferred Shares [Member]
Cash Flows from Financing Activities
Series B Preferred Shares – dividends paid (note 11)	$ (3,062)	$ (3,062)	(3,062)
Class A Common Stock [Member]
Cash Flows from Financing Activities
Class A common shares – dividends paid (note 11)			$ (9,508)